FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fixed Assets
Depreciation expense	$ 85,147	$ 38,749	$ 154,610	$ 92,828	$ 242,211	$ 177,746